Loss Per Share Attributable to Ordinary Equity Holders of the Company (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
Issuable shares on weighted average number of ordinary shares	[1]	356,130,452	302,062,104	282,299,269

[1]	The weighted average number of shares was after taking into account the effect of treasury shares held.